GENERAL INFORMATION AND GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 28, 2017	May 31, 2026	Feb. 28, 2026	Feb. 28, 2025	Jul. 25, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued			267,872,804	144,124,538
Cash flow from operating activities			$ 9,344,534	$ 12,196,388
Accumulated deficit			171,121,742	156,496,930
Working capital			17,017,745
Purchase of common stock			364,161	701,565
Common stock net of discount			10,000,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of common stock			$ 274,161	$ 576,565
Common Stock [Member] | Equity Financing Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase of common stock		$ 10,000,000
Robotic Assistance Devices LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued					10,000
Robotic Assistance Devices LLC [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares isuued under acquisition	3,350,000
Robotic Assistance Devices LLC [Member] | Series F Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares isuued under acquisition	2,450